Consolidated statement of cash flows (Parenthetical) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Face Statements [Line Items]
Interest received		$ 45,291,000,000	$ 41,676,000,000	$ 42,586,000,000
Interest paid		14,172,000,000	10,962,000,000	12,027,000,000
Dividends received		1,702,000,000	2,225,000,000	475,000,000
Other non-cash items included in profit before tax		(1,303,000,000)	(381,000,000)	(207,000,000)
Net cash inflow on disposal	[1]	4,000,000	165,000,000	4,802,000,000
Restricted cash and cash equivalents		26,282,000,000	39,830,000,000	35,501,000,000
Mandatory reserve deposits at central banks		19,755,000,000	21,424,000,000	21,108,000,000
Repayment of securities		(4,100,000,000)	(3,600,000,000)	(600,000,000)
Foreign exchange gain (loss)		(600,000,000)	(600,000,000)	2,100,000,000
Fair value gain (loss)		(1,400,000,000)	(1,200,000,000)	(300,000,000)
HSBC Holdings
Disclosure Of Face Statements [Line Items]
Interest received		2,116,000,000	2,103,000,000	1,329,000,000
Interest paid		3,379,000,000	2,443,000,000	1,791,000,000
Dividends received		10,411,000,000	10,039,000,000	10,412,000,000
Other non-cash items included in profit before tax	[2]	(46,948,000,000)	(48,000,000)	$ 4,000,000	[3]
HSBC Holdings | HSBC Finance (Netherlands)
Disclosure Of Face Statements [Line Items]
Other non-cash items included in profit before tax		$ 44,893,000,000	$ 0

[1]	In July 2016, we completed the disposal of operations in Brazil resulting in a net cash inflow of $4.8bn.
[2]	2018 includes $44,893m (2017:nil) return on capital from HSBC Finance (Netherlands) resulting from restructuring the Group’s Asia operation to meet resolution and recovery requirements.
[3]	The 2016 comparative figure for cash and cash equivalents was amended in 2017 to include loans and advances to HSBC undertakings of one month or less duration.